Loans and financing	12 Months Ended
Dec. 31, 2017
Loans and financing
Loans and financing

23Loans and financing

(a)Breakdown by type of loan

		Average
		annual
	Interest	interest	Current		Non-current		Total
Type/purpose	rate	rate -%	2017	2016	2017	2016	2017	2016

In foreign currency
BNDES - currency basket	UMBNDES	6.83	438,735	82,620	59,800	485,154	498,535	567,774
Bonds (i)	Fixed	5.08	81,219	13,187	6,490,296	2,245,762	6,571,515	2,258,949
Finnvera	LIBOR	3.32	175,727	228	1,146,011	1,077,494	1,321,738	1,077,722
Export credits (prepayment)	LIBOR	3.28	2,818	419,362	2,301,090	4,713,781	2,303,908	5,133,143

			698,499	515,397	9,997,197	8,522,191	10,695,696	9,037,588

In Reais
BNDES	TJLP	8.41	574,895	181,379	1,365,637	1,353,227	1,940,532	1,534,606
BNDES	Fixed	5.92	35,045	34,290	45,839	80,680	80,884	114,970
BNDES	Selic	7.21	10,344	1,824	515,687	239,159	526,031	240,983
FINAME	TJLP/Fixed	2.50	167	2,062		167	167	2,229
BNB	Fixed	10.81			142,418	108,768	142,418	108,768
CRA	CDI/IPCA	8.60	60,436	75,887	4,882,218	3,908,957	4,942,654	3,984,844
NCE	CDI	7.10	312,477	315,476	86,449	370,408	398,926	685,884
FCO, FDCO and FINEP	Fixed	7.99	661	11,972	570,213	430,667	570,874	442,639
Others (Revolving costs)			381				381

			994,406	622,890	7,608,461	6,492,033	8,602,867	7,114,923

			1,692,905	1,138,287	17,605,658	15,014,224	19,298,563	16,152,511

Interest			283,089	218,585	98,542	91,935	381,631	310,520
Long-term borrowing			1,409,816	919,702	17,507,116	14,922,289	18,916,932	15,841,991

			1,692,905	1,138,287	17,605,658	15,014,224	19,298,563	16,152,511

(i)

Includes US$ 1.9 billion (equivalent to R$ 6,285,200 as at December 31, 2017), regarding Fibria 2024, Fibria 2025 and Fibria 2027 issued by Fibria Overseas Finance Ltd., wholly owned financial subsidiary, fully and unconditionally guaranteed by the Company.

The average rates were calculated based on the forward yield curve of benchmark rates to which the loans are indexed, weighted through the maturity date for each installment, including the issuing/contracting costs, when applicable.

(b)Breakdown by maturity of the non-current portion

	2019	2020	2021	2022	2023	2024	2025	2026	2027	Total

In foreign currency
BNDES — currency basket	18,674	18,459	7,529	8,257	6,881					59,800
Bonds		317,606				1,965,742	1,940,475		2,266,473	6,490,296
Finnvera	163,715	163,716	163,716	163,716	163,716	163,716	163,716			1,146,011
Export credits (prepayment)	986,191		986,174	328,725						2,301,090

	1,168,580	499,781	1,157,419	500,698	170,597	2,129,458	2,104,191		2,266,473	9,997,197

In Reais
BNDES - TJLP	175,137	190,421	189,629	185,866	184,187	161,823	180,453	98,121		1,365,637
BNDES - Fixed rate	25,449	15,200	4,791	399						45,839
BNDES - Selic	49,828	49,828	48,601	46,117	66,520	64,444	107,390	82,959		515,687
BNB					142,418					142,418
CRA		1,203,731	664,663	1,512,680	1,501,144					4,882,218
NCE	43,225	43,224								86,449
FCO, FDCO and FINEP	108,605	57,701	57,701	57,701	57,701	57,701	57,701	57,701	57,701	570,213

	402,244	1,560,105	965,385	1,802,763	1,951,970	283,968	345,544	238,781	57,701	7,608,461

	1,570,824	2,059,886	2,122,804	2,303,461	2,122,567	2,413,426	2,449,735	238,781	2,324,174	17,605,658

(c)Breakdown by currency

	Currency
	2017	2016

Real	8,076,836	6,873,940
U.S. Dollar	10,197,161	8,469,814
Selic (*)	526,031	240,983
Currency basket	498,535	567,774

	19,298,563	16,152,511

(*) Contractual definition of currency in contracts with BNDES that are in Reais plus Selic interests.

(d)Amortization of transaction costs

Annual effects of the amortization of transaction costs on the effective interest rate method:

	2017
Description	2018	2019	2020	2021	2022	After 2023	Total

BNDES	4,344	4,344	4,334	4,288	4,093	12,862	34,265
BNB	74	74	74	74	74	74	444
FDCO	282	282	282	282	282	1,410	2,820
Bonds	15,556	15,556	15,096	14,636	14,636	39,329	114,809
Finnvera	10,215	10,215	10,215	10,215	10,215	30,645	81,720
CRA	13,610	13,610	13,307	12,251	10,004	7,245	70,027
Export credits (prepayment)	2,906	2,906	2,906	2,906	2,906		14,530

	46,987	46,987	46,214	44,652	42,210	91,565	318,615

The capitalization of transaction costs for loans and financing increases the average effective cost of the debt by 0.31% p.a.

(e)Roll forward

	2017	2016

At the beginning of year	16,152,511	12,743,832
Borrowings	8,657,127	7,904,486
Interest expense	1,106,063	717,329
Foreign exchange gains (losses), net	232,960	(1,716,123)
Repayments - principal amount	(5,710,288)	(2,746,808)
Interest paid	(1,046,117)	(606,282)
Additional transaction costs	(158,154)	(162,949)
Other (*)	64,461	19,026

At the end of the year	19,298,563	16,152,511

(*)Includes amortization of transactions costs.

(f)Relevant operations settled in the year

Export credits (prepayments)

In 2017, the Company prepaid the amount of US$ 1.487 billion (equivalents then to R$ 4,899,831) regarding the outstanding balance of the contracts. This settlement is part of the Company’s strategy for improving its distribution debt amortization and lengthen the average debt term.

(g)Significant operations contracted in the year

Green Bond Fibria 2027

On January 11, 2017, the Company, through its subsidiary Fibria Overseas Finance Ltd., concluded the issuance in the international market of the notes, the “Green Bond Fibria 2027”, maturing in 2027, with a fixed interest rate of 5.5% p.a., with semi-annual payments, in the amount of US$ 700 million (equivalent to R$ 2,247,000). The funds were received on January 17, 2017 and will be used for investments in environmental projects that contribute to the achievement of the Company’s long-term sustainability goals. This transaction is fully guaranteed by the Company.

Bond Fibria 2025

On November 9, 2017, the Company, through its subsidiary Fibria Overseas Finance Ltd., concluded the issuance in the international market of the notes, the “Bond Fibria 2025”, maturing in January 2025, with a fixed interest rate of 4% p.a., with semi-annual payments, in the amount of US$ 600 million (equivalent to R$ 1,970,040). The funds were received on November 14, 2017 and were used to prepay debts, in order to improve even more the distribution of the Company’s debt amortization and extend the average debt term. This transaction is fully guaranteed by the Company.

Middle West Development Fund (FDCO)

In January 2017, was released the amount of R$ 98,504 from the total of R$ 831,478 contracted with Banco do Brasil, through its subsidiary Fibria-MS (incorporated by the Company, as Note 1(d)), with an interest rate of 8.0% p.a., monthly payments of principal and interest as from June 2019 and final maturity in December 2027. The remaining balance of R$ 309,353 might be released during 2018.

BNDES

In 2017, was released the amount of R$ 301,271 from BNDES, with maturities between 2017 and 2024, subject to an interest rate between TJLP plus 1.86% p.a. to 2.56% p.a. and Selic plus 2.44% p.a. to 2.80% p.a. The funds were used in the industrial, forestry and IT projects.

In 2017 , was released the amount of R$ 523,069 from the total credit limit contracted of R$ 2,347,524 from BNDES, through its subsidiary Fibria-MS (incorporated by the Company, as Note 1(d)), maturing in 2026 and an interest rate of TJLP plus 2.26% p.a. and Selic plus 2.66% p.a. The remaining balance will be released according to the fulfillment of the conditions of releases as per the needs for the settlement of the commitments related of the Horizonte 2 Project.

Finnvera (Finnish Development Agency)

In 2017, was released the amount of US$ 70 million (equivalent then R$ 231,706) from the contract signed in May 2016, through its subsidiary Fibria-MS (incorporated by the Company, as Note 1(d)), regarding the financing of imported equipment for the second pulp production line in Três Lagoas (Horizonte 2 Project), maturing in December 2025 and interest rates at semi-annual LIBOR plus 1.03% p.a. and semi-annual LIBOR plus 1.08% p.a.

Agribusiness Credit Receivable Certificates - CRA

In September 2017, the Company concluded the public distribution of 941 thousand Agribusiness Credit Receivable Certificates to be issued by RB Capital Companhia de Securitização in the total amount of R$ 941 million, in two tranches, being the first in the amount of R$ 757 million, with final maturity for the principal in 2022, payments of interest semi-annually and an interest rate of 97% of CDI and the second in the amount of R$ 184 million, with final maturity for the principal in 2023, payments of interest annually and an interest rate of IPCA plus 4.5055% p.a. The funds were received by the Company on September 22, 2017.

Export credits (prepayments)

In December 2017, the Company, through its subsidiary Fibria International Trade GmbH, entered into an export prepayment contract, in the amount of US$ 700 million (equivalent then to R$ 2,322,740), with quarterly interest payments of 1.15% p.a. plus quarterly LIBOR, depending on the current risk rating of the Company, with a five-year term.

(h)Covenants

Some of the financing agreements of the Company contain covenants establishing indebtedness ceilings and leverage indices, as well as minimum coverage of outstanding amounts.

The Company’s debt financial covenants are measured based on consolidated information translated into U.S. Dollars. The covenants specify that the indebtedness ratio (Net debt to Adjusted EBITDA, as defined (Note 4.2.2)) cannot exceed 4.5 times and the Company shall keep the minimum of 1.00 of debt service coverage ratio.

Therefore, in March 2017, the company renegotiated the financial covenants resulting in the following changes: (a) the debt service coverage ratio covenant is suspended from April 1st, 2017 until the end of 2018; (b) the indebtedness ratio was increased to a maximum of 7 times from April 1st, 2017 until the end of 2017; and (c) in 2018, the indebtedness ratio will be a maximum of 6 times. As from January 1st, 2019, both debt service coverage ratio and the indebtedness ratio will back to the same levels practiced until March 31, 2017. No fees or commissions were paid in connection with this renegotiation.

The Company is in full compliance with the covenants established in the financial contracts at December 31, 2017.

The loan indentures with debt financial covenants also present the following events of default:

•	Non-payment, within the stipulated period, of the principal or interest.

•	Inaccuracy of any declaration, guarantee or certification provided.

•	Cross-default and cross-judgment default, subject to an agreed.

•	Subject to certain periods for resolution, breach of any obligation under the contract.

•	Certain events of bankruptcy or insolvency of the Company, its main subsidiaries or Veracel.

•	Expropriation, confiscation or any other action affecting a significant portion of the Company’s assets;

•	Addiction, invalidity, ineffectiveness or unenforceability of the contract;

•	Extinction or termination the contract for any reason or person;

•	Split of the Company without the prior consent of the creditor;

•	Any direct or indirect controlling which does not integrate the Votorantim Group, to perform any act aimed annul, revise, cancel or repudiate by judicial or extrajudicial means the contract;

•	Compliance with certain environmental and social conditions on the Horizon Project 2, for Finnvera’s contract.

(i)Loans and financing guarantees

At December 31, 2017, certain loans and financing are guaranteed mainly by property, plant and equipment items from the Jacareí, Aracruz and Três Lagoas units, with a net book value of R$ 11,589,557 (December 31, 2016 - R$9,881,389, from the Jacareí, Aracruz and Três Lagoas units), considered sufficient to cover the corresponding loans and financing amounts.

(j)Unused credit line

Credit lines	Entities	Amount		Maturity	Cost	Commission

Revolving credit facility	Fibria Celulose S.A.	R$	1 billion	2021	100% of CDI plus 2.5% p.a.	0.40% p.a.

The Company has not used this credit facility. The total amount paid related to unused credit lines at December 31, 2017 was R$9,724 (R$ 8,334 as at December 31, 2016).